DESCRIPTION OF PLAN - Payment of benefits and forfeitures (Details) - 401(k) Profit Sharing Plan	12 Months Ended
	Dec. 31, 2025 USD ($) Y	Dec. 31, 2024 USD ($)
PLAN TERMINATION
Participant age for withdrawal from account balance | Y	65
Break in Service Period	5 years
Forfeited nonvested accounts	$ 130,203	$ 122,776
Forfeiture balances utilized to pay plan expenses	$ 130,203	$ 122,776